NATIONWIDE VARIABLE INSURANCE TRUST

NVIT CardinalSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT CardinalSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT CardinalSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT CardinalSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT CardinalSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT CardinalSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT CardinalSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated October 16, 2019
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately:

The NVIT GS Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund are hereby added to the list of mutual funds in which the Funds may invest on pages 2–3 of the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE